The Gabelli Dividend & Income Trust
Schedule of Investments — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 95.3%
Aerospace  — 2.0%
174,000 Aerojet Rocketdyne Holdings Inc.† ..... $ 9,773,580
4,120 Allied Motion Technologies Inc. ....... 159,238
13,500 HEICO Corp. ..................... 2,309,040
75,000 Howmet Aerospace Inc. ............. 3,177,750
70,000 Kaman Corp. .................... 1,600,200
440 Raytheon Technologies Corp. ......... 43,089
67,000 Rockwell Automation Inc. ........... 19,661,150
1,000,000 Rolls-Royce Holdings plc† ........... 1,838,311
400 Thales SA ...................... 59,149
56,000 The Boeing Co.† .................. 11,896,080
50,517,587
Agriculture  — 0.1%
5,000 Corteva Inc. ..................... 301,550
32,000 Philip Morris International Inc. ........ 3,112,000
3,413,550
Automotive  — 0.9%
15,000 Daimler Truck Holding AG† .......... 506,082
50,000 Ford Motor Co. ................... 630,000
217,500 General Motors Co. ................ 7,977,900
306,000 Iveco Group NV† ................. 2,895,452
100,000 PACCAR Inc. .................... 7,320,000
14,800 Tesla Inc.† ...................... 3,070,408
46,000 Traton SE ....................... 899,463
23,299,305
Automotive: Parts and Accessories  — 3.0%
48,676 Aptiv plc† ...................... 5,460,960
321,432 Dana Inc. ....................... 4,837,552
140,000 Garrett Motion Inc.† ............... 1,072,400
275,400 Genuine Parts Co. ................. 46,077,174
6,000 Lear Corp. ...................... 836,940
8,000 Monro Inc. ...................... 395,440
20,000 O'Reilly Automotive Inc.† ............ 16,979,600
12,000 Visteon Corp.† ................... 1,881,960
77,542,026
Aviation: Parts and Services  — 0.5%
2,428 Astronics Corp.† .................. 32,438
59,250 L3Harris Technologies Inc. ........... 11,627,220
11,659,658
Broadcasting  — 0.7%
515,000 Grupo Televisa SAB, ADR ............ 2,724,350
32,121 Liberty Broadband Corp., Cl. C† ....... 2,624,286
323,000 Liberty Global plc, Cl. C† ............ 6,582,740
85,000 Liberty Media Corp.- Liberty SiriusXM,
Cl. C† ........................ 2,379,150
135,000 Sinclair Broadcast Group Inc., Cl. A ..... 2,316,600
16,627,126
Shares
Market
Value
Building and Construction  — 1.5%
9,000 Arcosa Inc. ...................... $ 567,990
26,000 Carrier Global Corp. ............... 1,189,500
78,200 Fortune Brands Innovations Inc. ....... 4,592,686
4,000 H&E Equipment Services Inc. ......... 176,920
120,193 Herc Holdings Inc. ................ 13,689,983
211,550 Johnson Controls International plc ..... 12,739,541
78,200 Masterbrand Inc.† ................. 628,728
11,000 Sika AG ........................ 3,071,752
6,500 United Rentals Inc. ................ 2,572,440
39,229,540
Business Services  — 2.8%
25,000 Diebold Nixdorf Inc.† .............. 30,000
5,000 HP Inc. ........................ 146,750
15,000 Jardine Matheson Holdings Ltd. ....... 728,550
61,500 JCDecaux SE† ................... 1,287,914
1,500 Loomis AB ...................... 51,306
156,620 Mastercard Inc., Cl. A .............. 56,917,274
29,000 Rentokil Initial plc, ADR ............. 1,058,790
30,503 Steel Partners Holdings LP† .......... 1,338,761
25,000 Stericycle Inc.† ................... 1,090,250
38,100 Visa Inc., Cl. A ................... 8,590,026
71,239,621
Cable and Satellite  — 1.1%
15,000 AMC Networks Inc., Cl. A† ........... 263,700
7,445 Charter Communications Inc., Cl. A† .... 2,662,406
15,000 Cogeco Inc. ..................... 675,139
413,000 Comcast Corp., Cl. A ............... 15,656,830
251,090 DISH Network Corp., Cl. A† .......... 2,342,670
10,000 EchoStar Corp., Cl. A† .............. 182,900
10,000 Liberty Latin America Ltd., Cl. A† ...... 83,100
69,000 Liberty Latin America Ltd., Cl. C† ...... 569,940
95,000 Rogers Communications Inc., Cl. B ..... 4,404,200
90,000 WideOpenWest Inc.† ............... 956,700
27,797,585
Communications Equipment  — 0.4%
24,400 Arista Networks Inc.† .............. 4,095,784
106,000 Corning Inc. ..................... 3,739,680
7,500 QUALCOMM Inc. ................. 956,850
70,000 Radius Global Infrastructure Inc., Cl. A† . 1,026,900
102,000 Telesat Corp.† ................... 877,200
10,696,414
Computer Hardware  — 0.8%
122,230 Apple Inc. ...................... 20,155,727
17,500 Micron Technology Inc. ............. 1,055,950
21,211,677
Computer Software and Services  — 5.8%
5,000 3D Systems Corp.† ................ 53,600
19,000 Activision Blizzard Inc. .............. 1,626,210

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services (Continued)
8,300 Adobe Inc.† ..................... $ 3,198,571
1,000 Akamai Technologies Inc.† ........... 78,300
1,000 Alibaba Group Holding Ltd., ADR† ..... 102,180
88,780 Alphabet Inc., Cl. A† ............... 9,209,149
315,100 Alphabet Inc., Cl. C† ............... 32,770,400
174,900 Amazon.com Inc.† ................ 18,065,421
5,000 Avid Technology Inc.† .............. 159,900
8,520 Backblaze Inc., Cl. A† .............. 43,026
25,000 Black Knight Inc.† ................. 1,439,000
4,000 Check Point Software Technologies Ltd.† . 520,000
23,000 Cisco Systems Inc. ................ 1,202,325
36,000 Cloudflare Inc., Cl. A† .............. 2,219,760
23,000 CrowdStrike Holdings Inc., Cl. A† ...... 3,156,980
10,000 Dell Technologies Inc., Cl. C .......... 402,100
30,000 eBay Inc. ....................... 1,331,100
150,610 Edgio Inc.† ...................... 119,148
5,000 Fastly Inc., Cl. A† ................. 88,800
6,600 Fiserv Inc.† ..................... 745,998
2,500 Gen Digital Inc. ................... 42,900
500,000 Hewlett Packard Enterprise Co. ........ 7,965,000
4,790 Intuit Inc. ....................... 2,135,526
59,000 Kyndryl Holdings Inc.† ............. 870,840
168,549 Microsoft Corp. .................. 48,592,677
10,500 MKS Instruments Inc. .............. 930,510
75,000 N-able Inc.† ..................... 990,000
2,500 Oracle Corp. ..................... 232,300
40,000 Oxford Metrics plc ................ 48,850
200 Qualtrics International Inc., Cl. A† ...... 3,566
4,500 SAP SE, ADR .................... 569,475
7,400 ServiceNow Inc.† ................. 3,438,928
17,800 Snowflake Inc., Cl. A† .............. 2,746,362
88,854 SolarWinds Corp.† ................ 764,144
12,000 Stratasys Ltd.† ................... 198,360
39,514 Vimeo Inc.† ..................... 151,339
8,000 VMware Inc., Cl. A† ................ 998,800
147,211,545
Consumer Products  — 1.4%
30,000 Church & Dwight Co. Inc. ........... 2,652,300
343,000 Edgewell Personal Care Co. .......... 14,550,060
57,000 Energizer Holdings Inc. ............. 1,977,900
99,000 Hanesbrands Inc. ................. 520,740
700 Johnson Outdoors Inc., Cl. A ......... 44,107
80 Kering SA ...................... 52,056
16,000 Kimball International Inc., Cl. B ........ 198,400
3,000 Kimberly-Clark Corp. ............... 402,660
3,995 Nintendo Co. Ltd., ADR ............. 38,712
11,000 The Estee Lauder Companies Inc., Cl. A .. 2,711,060
73,000 The Procter & Gamble Co. ........... 10,854,370
Shares
Market
Value
5,000 The Scotts Miracle-Gro Co. .......... $ 348,700
34,351,065
Consumer Services  — 0.5%
86,530 Arlo Technologies Inc.† ............. 524,372
22,800 Ashtead Group plc ................ 1,394,491
38,750 Meta Platforms Inc., Cl. A† .......... 8,212,675
150,000 Rentokil Initial plc ................. 1,094,696
7,000 Travel + Leisure Co. ................ 274,400
72 Vroom Inc.† ..................... 65
11,500,699
Diversified Industrial  — 3.3%
5,555 American Outdoor Brands Inc.† ....... 54,661
237,000 Ampco-Pittsburgh Corp.† ........... 580,650
10,845 AZZ Inc. ........................ 447,248
95,000 Bouygues SA .................... 3,203,125
4,500 Crane Holdings Co. ................ 510,750
22,700 Eaton Corp. plc ................... 3,889,418
10,600 General Electric Co. ................ 1,013,360
3,500 Graham Corp.† ................... 45,780
176,000 Griffon Corp. .................... 5,633,760
192,800 Honeywell International Inc. .......... 36,847,936
11,000 Hyster-Yale Materials Handling Inc. ..... 548,790
2,000 Intevac Inc.† .................... 14,660
39,350 ITT Inc. ........................ 3,395,905
10,000 nVent Electric plc ................. 429,400
15,000 Pentair plc ...................... 829,050
10,678 Proto Labs Inc.† .................. 353,976
6,500 Sulzer AG ....................... 550,221
294,000 Textron Inc. ..................... 20,765,220
15,225 The Sherwin-Williams Co. ........... 3,422,123
300,000 Toray Industries Inc. ............... 1,709,057
36,000 Trinity Industries Inc. ............... 876,960
85,122,050
Electronics  — 3.0%
13,000 Bel Fuse Inc., Cl. B ................ 488,540
50,000 Flex Ltd.† ....................... 1,150,500
58,000 Intel Corp. ...................... 1,894,860
765 Kimball Electronics Inc.† ............ 18,436
168,000 Resideo Technologies Inc.† .......... 3,071,040
1,400 Signify NV ...................... 46,521
382,000 Sony Group Corp., ADR ............. 34,628,300
38,000 TE Connectivity Ltd. ............... 4,983,700
78,000 Texas Instruments Inc. ............. 14,508,780
27,000 Thermo Fisher Scientific Inc. ......... 15,561,990
3,500 Universal Display Corp. ............. 542,955
76,895,622
Energy and Utilities  — 0.0%
100,000 PetroChina Co. Ltd., Cl. H ........... 59,236

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities: Electric  — 0.6%
11,000 ALLETE Inc. ..................... $ 708,070
5,000 American Electric Power Co. Inc. ...... 454,950
29,000 Electric Power Development Co. Ltd. .... 465,442
169,000 Evergy Inc. ...................... 10,329,280
12,000 Pinnacle West Capital Corp. .......... 950,880
5,000 Portland General Electric Co. ......... 244,450
61,600 The AES Corp. ................... 1,483,328
6,500 WEC Energy Group Inc. ............. 616,135
15,252,535
Energy and Utilities: Integrated  — 1.7%
30,000 Avangrid Inc. .................... 1,196,400
20,000 Chubu Electric Power Co. Inc. ........ 210,732
20,000 Endesa SA ...................... 433,800
228,000 Enel SpA ....................... 1,391,366
52,000 Eversource Energy ................ 4,069,520
23,000 Hawaiian Electric Industries Inc. ....... 883,200
410,000 Hera SpA ....................... 1,156,966
16,000 Hokkaido Electric Power Co. Inc.† ...... 58,565
45,000 Iberdrola SA, ADR ................. 2,237,400
115,000 Korea Electric Power Corp., ADR† ...... 798,100
23,000 Kyushu Electric Power Co. Inc.† ....... 131,132
28,000 MGE Energy Inc. .................. 2,174,760
158,500 NextEra Energy Inc. ................ 12,217,180
65,650 NextEra Energy Partners LP .......... 3,988,238
49,000 NiSource Inc. .................... 1,370,040
4,000 NorthWestern Corp. ............... 231,440
57,500 OGE Energy Corp. ................. 2,165,450
11,000 Ormat Technologies Inc. ............ 932,470
260,000 PG&E Corp.† .................... 4,204,200
19,200 PNM Resources Inc. ............... 934,656
30,000 Public Service Enterprise Group Inc. .... 1,873,500
50,000 Shikoku Electric Power Co. Inc.† ...... 283,562
44,000 The Chugoku Electric Power Co. Inc.† ... 223,024
18,000 The Kansai Electric Power Co. Inc. ..... 175,018
50,000 Tohoku Electric Power Co. Inc.† ....... 248,164
43,588,883
Energy and Utilities: Natural Gas  — 1.2%
16,000 APA Corp. ...................... 576,960
200,000 Enterprise Products Partners LP ....... 5,180,000
47,000 Kinder Morgan Inc. ................ 822,970
166,500 National Fuel Gas Co. .............. 9,613,710
30,000 National Grid plc .................. 405,793
22,000 National Grid plc, ADR .............. 1,495,780
14,300 ONEOK Inc. ..................... 908,622
37,500 Sempra Energy ................... 5,668,500
52,000 Southwest Gas Holdings Inc. ......... 3,247,400
82,000 UGI Corp. ....................... 2,850,320
30,770,055
Shares
Market
Value
Energy and Utilities: Oil  — 4.2%
83,500 Chevron Corp. ................... $ 13,623,860
208,000 ConocoPhillips ................... 20,635,680
65,000 Devon Energy Corp. ............... 3,289,650
123,000 Eni SpA, ADR .................... 3,444,000
40,000 Enviva Inc. ...................... 1,155,200
375,000 Equinor ASA, ADR ................ 10,661,250
119,000 Exxon Mobil Corp. ................ 13,049,540
15,700 Hess Corp. ...................... 2,077,738
135,000 Marathon Petroleum Corp. ........... 18,202,050
56,000 Occidental Petroleum Corp. .......... 3,496,080
25,000 Petroleo Brasileiro SA, ADR .......... 260,750
52,000 Phillips 66 ...................... 5,271,760
75,000 Repsol SA, ADR .................. 1,152,000
97,800 Shell plc, ADR ................... 5,627,412
1,000 Texas Pacific Land Corp. ............ 1,701,020
70,000 TotalEnergies SE, ADR .............. 4,133,500
2,891 Woodside Energy Group Ltd., ADR ..... 64,845
107,846,335
Energy and Utilities: Services  — 1.2%
2,000 Baker Hughes Co. ................. 57,720
20,000 Dril-Quip Inc.† ................... 573,800
553,500 Halliburton Co. ................... 17,512,740
111,000 Oceaneering International Inc.† ....... 1,956,930
196,000 Schlumberger NV ................. 9,623,600
29,724,790
Energy and Utilities: Water  — 0.3%
11,000 American States Water Co. ........... 977,790
6,000 American Water Works Co. Inc. ....... 878,940
14,000 Essential Utilities Inc. .............. 611,100
136,000 Mueller Water Products Inc., Cl. A ..... 1,895,840
36,000 Severn Trent plc .................. 1,278,552
22,000 SJW Group ..................... 1,674,860
7,500 The York Water Co. ................ 335,250
8,000 United Utilities Group plc, ADR ........ 209,200
7,861,532
Entertainment  — 2.4%
6,000 Caesars Entertainment Inc.† .......... 292,860
61,333 Fox Corp., Cl. A ................... 2,088,389
68,000 Fox Corp., Cl. B ................... 2,129,080
3,000 International Game Technology plc ..... 80,400
209,077 Liberty Media Corp.- Liberty Braves, Cl. A† 7,229,883
59,880 Madison Square Garden Entertainment
Corp.† ....................... 3,537,111
48,500 Madison Square Garden Sports Corp. ... 9,450,225
20,200 Netflix Inc.† ..................... 6,978,696
89,000 Paramount Global, Cl. A ............. 2,299,760
303,000 Paramount Global, Cl. B ............. 6,759,930
5,000 Penn Entertainment Inc.† ............ 148,300
16,000 Take-Two Interactive Software Inc.† .... 1,908,800

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Entertainment (Continued)
74,000 The Walt Disney Co.† .............. $ 7,409,620
127,200 Universal Music Group NV ........... 3,214,887
555,000 Vivendi SE ...................... 5,597,647
115,000 Warner Bros Discovery Inc.† ......... 1,736,500
60,862,088
Environmental Services  — 2.3%
181,000 Republic Services Inc. .............. 24,474,820
29,180 Veolia Environnement SA ............ 898,738
97,222 Waste Connections Inc. ............. 13,520,664
117,000 Waste Management Inc. ............ 19,090,890
57,985,112
Equipment and Supplies  — 1.9%
83,000 CIRCOR International Inc.† .......... 2,582,960
3,000 CTS Corp. ...................... 148,380
27,800 Danaher Corp. ................... 7,006,712
114,800 Flowserve Corp. .................. 3,903,200
126,000 Graco Inc. ...................... 9,199,260
135,000 Mueller Industries Inc. .............. 9,919,800
430,000 RPC Inc. ....................... 3,306,700
70,000 Sealed Air Corp. .................. 3,213,700
25,800 The L.S. Starrett Co., Cl. A† .......... 289,476
96,000 The Timken Co. ................... 7,845,120
47,415,308
Financial Services  — 14.4%
4,500 AJ Bell plc ...................... 19,163
294,408 American Express Co. .............. 48,562,600
125,000 American International Group Inc. ...... 6,295,000
314,600 Bank of America Corp. .............. 8,997,560
60,000 Berkshire Hathaway Inc., Cl. B† ....... 18,526,200
18,800 BlackRock Inc. ................... 12,579,456
80,560 Blackstone Inc. ................... 7,076,390
7,174 Brookfield Asset Management Ltd., Cl. A . 234,733
28,500 Brookfield Corp. .................. 928,815
196 Brookfield Reinsurance Ltd. .......... 6,464
2,300 Brooks Macdonald Group plc ......... 52,490
22,000 Cannae Holdings Inc.† .............. 443,960
220,000 Citigroup Inc. .................... 10,315,800
40,000 Cohen & Steers Inc. ............... 2,558,400
18,500 Cullen/Frost Bankers Inc. ............ 1,948,790
11,000 EXOR NV† ...................... 904,733
130 Farmers & Merchants Bank of Long Beach 786,500
37,000 Fidelity National Financial Inc. ......... 1,292,410
16,000 Franklin Resources Inc. ............. 431,040
80,000 FTAI Aviation Ltd. ................. 2,236,800
145,000 Graf Acquisition Corp. IV† ........... 1,468,850
40,000 H&R Block Inc. ................... 1,410,000
23,000 HSBC Holdings plc, ADR ............ 784,990
23,249 Interactive Brokers Group Inc., Cl. A .... 1,919,437
Shares
Market
Value
450 Intercontinental Exchange Inc. ........ $ 46,931
155,000 Invesco Ltd. ..................... 2,542,000
12,500 Janus Henderson Group plc .......... 333,000
325,747 JPMorgan Chase & Co. ............. 42,448,092
65,000 KeyCorp. ....................... 813,800
30,000 Kinnevik AB, Cl. B† ................ 446,575
55,000 KKR & Co. Inc. ................... 2,888,600
80,000 Loews Corp. ..................... 4,641,600
42,000 M&T Bank Corp. .................. 5,021,940
190,226 Morgan Stanley .................. 16,701,843
4,000 MSCI Inc. ....................... 2,238,760
70,000 National Australia Bank Ltd., ADR ...... 646,100
128,000 Navient Corp. .................... 2,046,720
60,000 New York Community Bancorp Inc. ..... 542,400
91,000 Northern Trust Corp. ............... 8,019,830
150,070 Oaktree Specialty Lending Corp. ....... 2,816,814
20,000 PayPal Holdings Inc.† .............. 1,518,800
80,000 Resona Holdings Inc. .............. 385,313
13,500 S&P Global Inc. .................. 4,654,395
90,000 SLM Corp. ...................... 1,115,100
179,000 State Street Corp. ................. 13,548,510
128,000 T. Rowe Price Group Inc. ............ 14,451,200
631,000 The Bank of New York Mellon Corp. .... 28,672,640
61,500 The Charles Schwab Corp. ........... 3,221,370
34,000 The Goldman Sachs Group Inc. ....... 11,121,740
90,000 The Hartford Financial Services Group Inc. 6,272,100
146,500 The PNC Financial Services Group Inc. .. 18,620,150
75,700 The Travelers Companies Inc. ......... 12,975,737
130,000 Trine II Acquisition Corp., Cl. A† ....... 1,359,800
93,750 W. R. Berkley Corp. ................ 5,836,875
551,000 Wells Fargo & Co. ................. 20,596,380
2,300 Willis Towers Watson plc ............ 534,474
366,860,170
Food and Beverage  — 11.1%
12,000 Ajinomoto Co. Inc. ................ 416,283
87,050 BellRing Brands Inc.† .............. 2,959,700
12,500 Brown-Forman Corp., Cl. B .......... 803,375
58,000 Campbell Soup Co. ................ 3,188,840
950,000 China Mengniu Dairy Co. Ltd. ......... 3,896,865
59,000 Chr. Hansen Holding A/S ............ 4,474,805
316,000 Conagra Brands Inc. ............... 11,868,960
8,000 Constellation Brands Inc., Cl. A ........ 1,807,120
157,500 Danone SA ...................... 9,789,049
2,000,000 Davide Campari-Milano NV .......... 24,401,250
1,250 Diageo plc ...................... 55,728
102,500 Diageo plc, ADR .................. 18,570,950
70,954 Flowers Foods Inc. ................ 1,944,849
194,200 General Mills Inc. ................. 16,596,332
4,000 Glanbia plc ...................... 57,956
18,000 Heineken Holding NV ............... 1,650,500
260,000 ITO EN Ltd. ..................... 8,469,215

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Food and Beverage (Continued)
120,000 Keurig Dr Pepper Inc. .............. $ 4,233,600
332,000 Kikkoman Corp. .................. 16,853,173
8,000 Lamb Weston Holdings Inc. .......... 836,160
10,000 Lifecore Biomedical Inc.† ............ 37,750
108,000 Maple Leaf Foods Inc. .............. 2,089,678
6,000 McCormick & Co. Inc. .............. 495,600
35,000 Molson Coors Beverage Co., Cl. B ...... 1,808,800
522,000 Mondelēz International Inc., Cl. A ...... 36,393,840
30,000 Morinaga Milk Industry Co. Ltd. ....... 1,077,763
10,000 Nathan's Famous Inc. .............. 756,000
4,000 National Beverage Corp.† ............ 210,880
22,000 Nestlé SA ....................... 2,680,059
35,000 Nestlé SA, ADR ................... 4,259,150
128,000 Nissin Foods Holdings Co. Ltd. ........ 11,693,768
69,982 Nomad Foods Ltd.† ................ 1,311,463
70,250 PepsiCo Inc. ..................... 12,806,575
61,000 Pernod Ricard SA ................. 13,806,444
50,000 Post Holdings Inc.† ................ 4,493,500
24,500 Remy Cointreau SA ................ 4,463,802
18,000 Suntory Beverage & Food Ltd. ........ 669,026
2,500 The Boston Beer Co. Inc., Cl. A† ....... 821,750
265,000 The Coca-Cola Co. ................ 16,437,950
116,525 The Hain Celestial Group Inc.† ........ 1,998,404
5,000 The J.M. Smucker Co. .............. 786,850
288,000 The Kraft Heinz Co. ................ 11,136,960
25,000 Unilever plc, ADR ................. 1,298,250
235,000 Yakult Honsha Co. Ltd. ............. 17,044,248
281,453,220
Health Care  — 10.8%
30,500 Abbott Laboratories ............... 3,088,430
59,000 AbbVie Inc. ..................... 9,402,830
51,723 AmerisourceBergen Corp. ........... 8,281,370
42,486 AstraZeneca plc, ADR .............. 2,948,953
185,987 Avantor Inc.† .................... 3,931,765
89,727 Bausch + Lomb Corp.† ............. 1,562,147
80,000 Baxter International Inc. ............. 3,244,800
1,000 Bayer AG ....................... 63,682
10,000 Becton Dickinson & Co. ............. 2,475,400
2,500 BioMarin Pharmaceutical Inc.† ........ 243,100
9,000 Bio-Rad Laboratories Inc., Cl. A† ...... 4,311,180
130,800 Bristol-Myers Squibb Co. ............ 9,065,748
15,119 Cardiovascular Systems Inc.† ........ 300,263
55,000 Catalent Inc.† .................... 3,614,050
9,000 Charles River Laboratories International
Inc.† ........................ 1,816,380
12,888 Chemed Corp. ................... 6,930,522
35,000 DaVita Inc.† ..................... 2,838,850
1,000 Demant A/S† .................... 34,967
100,000 DENTSPLY SIRONA Inc. ............ 3,928,000
Shares
Market
Value
38,700 Edwards Lifesciences Corp.† ......... $ 3,201,651
55,000 Elanco Animal Health Inc.† ........... 517,000
13,000 Elevance Health Inc. ............... 5,977,530
46,900 Eli Lilly & Co. .................... 16,106,398
225,000 Evolent Health Inc., Cl. A† ........... 7,301,250
2,967 GE HealthCare Technologies Inc.† ...... 243,383
15,000 Gerresheimer AG ................. 1,482,783
24,271 Gilead Sciences Inc. ............... 2,013,765
16,819 Halozyme Therapeutics Inc.† ......... 642,318
42,500 HCA Healthcare Inc. ............... 11,206,400
37,000 Henry Schein Inc.† ................ 3,016,980
30,000 ICU Medical Inc.† ................. 4,948,800
8,000 Incyte Corp.† .................... 578,160
47,371 Integer Holdings Corp.† ............. 3,671,253
15,900 Intuitive Surgical Inc.† .............. 4,061,973
106,100 Johnson & Johnson ............... 16,445,500
400 Koninklijke DSM NV ............... 47,154
24,500 Laboratory Corp. of America Holdings ... 5,620,790
12,000 McKesson Corp. .................. 4,272,600
40,000 Medtronic plc .................... 3,224,800
138,000 Merck & Co. Inc. .................. 14,681,820
191,042 Option Care Health Inc.† ............ 6,069,404
1,000 Organon & Co. ................... 23,520
100,000 Pacific Biosciences of California Inc.† ... 1,158,000
68,000 Patterson Cos. Inc. ................ 1,820,360
173,000 Perrigo Co. plc ................... 6,205,510
75,000 PetIQ Inc.† ...................... 858,000
388,588 Pfizer Inc. ...................... 15,854,390
11,127 QuidelOrtho Corp.† ................ 991,304
200 Roche Holding AG ................. 57,041
10,000 Silk Road Medical Inc.† ............. 391,300
17,500 Stryker Corp. .................... 4,995,725
3,600 Teladoc Health Inc.† ............... 93,240
150,000 Tenet Healthcare Corp.† ............. 8,913,000
61,000 The Cigna Group .................. 15,587,330
12,000 The Cooper Companies Inc. .......... 4,480,320
13,100 UnitedHealth Group Inc. ............ 6,190,929
10,000 Vertex Pharmaceuticals Inc.† ......... 3,150,700
25,000 Viatris Inc. ...................... 240,500
40,000 Zimmer Biomet Holdings Inc. ......... 5,168,000
95,038 Zoetis Inc. ...................... 15,818,125
275,411,443
Hotels and Gaming  — 0.5%
19,000 Accor SA† ...................... 617,547
80,800 Boyd Gaming Corp. ................ 5,180,896
28,000 Entain plc ....................... 434,005
400 Flutter Entertainment plc† ........... 72,190
4,700 Gambling.com Group Ltd.† .......... 46,577
18,500 Las Vegas Sands Corp.† ............ 1,062,825
400,000 Mandarin Oriental International Ltd.† ... 692,000
40,400 MGM Resorts International .......... 1,794,568

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Hotels and Gaming (Continued)
15,000 Ryman Hospitality Properties Inc., REIT . $ 1,345,950
5,000 Wyndham Hotels & Resorts Inc. ....... 339,250
11,585,808
Machinery  — 3.0%
51,000 Astec Industries Inc. ............... 2,103,750
140,000 CNH Industrial NV ................. 2,137,766
1,498,000 CNH Industrial NV, New York ......... 22,874,460
66,000 Deere & Co. ..................... 27,250,080
5,500 Otis Worldwide Corp. .............. 464,200
1,500 Tennant Co. ..................... 102,795
40,000 Twin Disc Inc.† ................... 384,800
188,905 Xylem Inc. ...................... 19,778,354
75,096,205
Metals and Mining  — 1.3%
69,585 Agnico Eagle Mines Ltd. ............ 3,546,748
20,000 Alliance Resource Partners LP ........ 403,400
119,190 Barrick Gold Corp. ................ 2,213,358
8,000 BHP Group Ltd., ADR .............. 507,280
36,000 Franco-Nevada Corp. ............... 5,250,966
860 Franco-Nevada Corp., New York ....... 125,388
200,000 Freeport-McMoRan Inc. ............. 8,182,000
270,620 Newmont Corp. .................. 13,265,792
9,615 Osisko Gold Royalties Ltd., New York ... 152,109
3,645 Wheaton Precious Metals Corp. ....... 175,543
33,822,584
Paper and Forest Products  — 0.0%
200 Keweenaw Land Association Ltd.† ..... 4,430
Publishing  — 0.0%
1,200 Graham Holdings Co., Cl. B .......... 715,008
Real Estate  — 0.3%
15,000 Crown Castle Inc., REIT ............. 2,007,600
3,500 Equinix Inc., REIT ................. 2,523,640
1,300 VICI Properties Inc., REIT ........... 42,406
85,000 Weyerhaeuser Co., REIT ............ 2,561,050
7,134,696
Retail  — 4.0%
15,000 Advance Auto Parts Inc. ............. 1,824,150
100,308 AutoNation Inc.† .................. 13,477,383
1,300 AutoZone Inc.† ................... 3,195,595
19,000 Bassett Furniture Industries Inc. ....... 338,200
38,000 CarMax Inc.† .................... 2,442,640
1,290 Chipotle Mexican Grill Inc.† .......... 2,203,694
200,000 Conn's Inc.† ..................... 1,212,000
11,000 Costco Wholesale Corp. ............. 5,465,570
308,000 CVS Health Corp. ................. 22,887,480
43,700 EVgo Inc.† ...................... 340,423
Shares
Market
Value
98,500 Ingles Markets Inc., Cl. A ............ $ 8,736,950
36,650 Lowe's Companies Inc. ............. 7,328,900
6,000 Macy's Inc. ..................... 104,940
8,200 MSC Industrial Direct Co. Inc., Cl. A .... 688,800
27,100 NIKE Inc., Cl. B ................... 3,323,544
37,500 Rush Enterprises Inc., Cl. B .......... 2,245,875
247,000 Sally Beauty Holdings Inc.† .......... 3,848,260
120,000 Seven & i Holdings Co. Ltd. .......... 5,400,113
88,000 Starbucks Corp. .................. 9,163,440
12,000 The Home Depot Inc. ............... 3,541,440
50,000 Walgreens Boots Alliance Inc. ........ 1,729,000
20,000 Walmart Inc. .................... 2,949,000
102,447,397
Semiconductors  — 1.0%
31,000 Advanced Micro Devices Inc.† ........ 3,038,310
25,000 Applied Materials Inc. .............. 3,070,750
4,600 ASML Holding NV ................. 3,131,266
3,000 Entegris Inc. ..................... 246,030
57,000 Lattice Semiconductor Corp.† ........ 5,443,500
37,000 NVIDIA Corp. .................... 10,277,490
1,500 NXP Semiconductors NV ............ 279,713
3,000 SkyWater Technology Inc.† .......... 34,140
11,000 Taiwan Semiconductor Manufacturing Co.
Ltd., ADR ..................... 1,023,220
26,544,419
Specialty Chemicals  — 2.0%
18,000 Air Products and Chemicals Inc. ....... 5,169,780
30,000 Ashland Inc. ..................... 3,081,300
10,000 Axalta Coating Systems Ltd.† ......... 302,900
5,000 Dow Inc. ....................... 274,100
381,000 DuPont de Nemours Inc. ............ 27,344,370
19,000 FMC Corp. ...................... 2,320,470
83,000 Olin Corp. ...................... 4,606,500
16,500 Rogers Corp.† ................... 2,696,595
5,000 Sensient Technologies Corp. ......... 382,800
115,810 Valvoline Inc. .................... 4,046,401
50,225,216
Telecommunications  — 2.3%
168,000 AT&T Inc. ....................... 3,234,000
168,000 BCE Inc. ........................ 7,524,720
15,000 Comtech Telecommunications Corp. .... 187,200
430,000 Deutsche Telekom AG, ADR .......... 10,401,700
195,000 Hellenic Telecommunications Organization
SA, ADR ...................... 1,444,950
50,000 Orange SA, ADR .................. 596,500
50,000 Pharol SGPS SA† ................. 2,939
40,000 Proximus SA .................... 385,822
30,000 Telefonica SA, ADR ................ 128,400
295,000 Telekom Austria AG ................ 2,223,496
25,000 Telenet Group Holding NV ........... 567,736

The Gabelli Dividend & Income Trust
Schedule of Investments (Continued) — March 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Telecommunications (Continued)
100,000 Telephone and Data Systems Inc. ...... $ 1,051,000
110,000 Telstra Group Ltd., ADR ............. 1,578,500
270,000 TELUS Corp. .................... 5,362,200
75,000 T-Mobile US Inc.† ................. 10,863,000
20,000 VEON Ltd., ADR† ................. 352,400
327,086 Verizon Communications Inc. ......... 12,720,374
101,000 Vodafone Group plc, ADR ........... 1,115,040
59,739,977
Transportation  — 0.9%
28,840 Canadian Pacific Railway Ltd. ......... 2,218,950
185,000 GATX Corp. ..................... 20,353,700
22,572,650
Wireless Communications  — 0.1%
68,000 United States Cellular Corp.† ......... 1,409,640
TOTAL COMMON STOCKS ......... 2,424,703,807
CLOSED-END FUNDS  — 0.0%
40,000 Altaba Inc., Escrow† ............... 94,200
PREFERRED STOCKS  — 0.1%
Consumer Services  — 0.1%
75,450 Qurate Retail Inc., 8.000%, 03/15/31 .... 2,211,440
Health Care  — 0.0%
2,296 XOMA Corp., Ser. A, 8.625% ......... 57,285
TOTAL PREFERRED STOCKS ........ 2,268,725
CONVERTIBLE PREFERRED STOCKS  — 0.1%
Automotive: Parts and Accessories  — 0.1%
123,160 Garrett Motion Inc., Ser. A,
11.000% ..................... 1,094,892
MANDATORY CONVERTIBLE SECURITIES(a)  — 0.2%
Energy and Utilities  — 0.2%
123,000 El Paso Energy Capital Trust I,
4.750%, 03/31/28 ............... 5,654,310
WARRANTS  — 0.0%
Diversified Industrial  — 0.0%
32,000 Ampco-Pittsburgh Corp., expire 08/01/25† 17,597
Energy and Utilities: Oil  — 0.0%
12,257 Occidental Petroleum Corp., expire
08/03/27† ..................... 502,537
Energy and Utilities: Services  — 0.0%
3,081 Weatherford International plc, expire
12/13/23† ..................... 1,494
Shares
Market
Value
Financial Services  — 0.0%
100,000 Trine II Acquisition Corp., expire 12/31/27† $ 2,500
TOTAL WARRANTS .............. 524,128
Principal
Amount
CONVERTIBLE CORPORATE BONDS  — 0.0%
Cable and Satellite  — 0.0%
$ 600,000 DISH Network Corp.,
3.375%, 08/15/26 ............... 312,000
U.S. GOVERNMENT OBLIGATIONS  — 4.3%
111,140,000 U.S. Treasury Bills,
4.490% to 5.098%††, 04/20/23 to
09/07/23 ...................... 110,025,366
TOTAL INVESTMENTS — 100.0% ....
(Cost $1,639,645,360) ............ $ 2,544,677,428
(a) Mandatory convertible securities are required to be converted on the dates listed; they generally may be converted prior to these dates at the option of the holder.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
REIT Real Estate Investment Trust
Geographic Diversification
% of Total
Investments
Market
Value
North America ...................... 86.6% $ 2,202,687,225
Europe .............................. 9.0 228,727,617
Japan ............................... 3.9 100,180,610
Asia/Pacific ......................... 0.4 10,096,876
Latin America ....................... 0.1 2,985,100
Total Investments ................... 100.0% $ 2,544,677,428